Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	SILVER ELEPHANT MINING CORP.
Entity Central Index Key	0001545224
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	24,124,955
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-55985
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 1610 - 409 Granville Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	CA
Entity Address Postal Zip Code	V6C 1T2
Icfr Auditor Attestation Flag	false
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	731
Security 12g Title	Common Shares without par value
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Suite 1610 - 409 Granville Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	CA
Entity Address Postal Zip Code	V6C 1T2
City Area Code	604
Local Phone Number	569-3661
Contact Personnel Email Address	info@silverelef.com
Contact Personnel Name	John Lee